DEFERRED CHARGES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) building	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jul. 31, 2013 USD ($)
Components of deferred financing costs [Line Items]
Debt arrangement fees and other deferred financing charges	$ 52,150	$ 32,903
Accumulated amortization	(9,996)	(6,102)
Deferred finance costs, net	42,154	26,801
Amortization of deferred charges	19,200	10,700
Amortization of deferred charges and debt guarantee	5,700	$ 3,300	$ 2,000
Secured debt | Line of Credit | $1.125 billion newbuild facility
Components of deferred financing costs [Line Items]
Maximum borrowing capacity	$ 1,125,000			$ 1,125,000
Number of vessels | building	8